Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 2500 Houston, TX 77046
November 12, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:	AIM Sector Funds (Invesco Sector Funds) CIK No. 0000725781
Ladies and Gentlemen:
On behalf of AIM Sector Funds (Invesco Sector Funds) (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, including Rule 488 thereunder, is the electronic version of the Fund’s Registration Statement on Form N-14 containing a proxy statement/prospectus to accomplish the following:
•	The title of the securities being registered are Class A, Class B, Class C, and Class Y shares of Invesco Utilities Fund and Invesco Van Kampen Small Cap Value Fund; and

•	Class A, Class B, Class C, Class R, Class Y, and Institutional Class shares of Invesco Van Kampen Comstock Fund and Invesco Van Kampen Value Opportunities Fund.
Please send copies of all correspondence with respect to the Form N-14 to my attention or contact me at 404.439.3428.

Very truly yours,
/s/ Laurie Simpson
Laurie Simpson
Counsel